Note 22 - Financial liabilities at amortized cost - Deposits from customers (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deposits From Customers [Line Items]
Customer deposits	€ 376,379	€ 401,465	€ 403,362
General Government [Member]
Deposits From Customers [Line Items]
Customer deposits	23,210	21,396	25,396
Demand Deposits [Member]
Deposits From Customers [Line Items]
Customer deposits	223,497	212,604	195,655
Savings Accounts [Member]
Deposits From Customers [Line Items]
Customer deposits	116,538	153,388	165,469
Repurchase Agreements [Member]
Deposits From Customers [Line Items]
Customer deposits	9,076	13,514	15,744
Subordinated Accounts [Member]
Deposits From Customers [Line Items]
Customer deposits	194	233	285
Other Accounts [Member]
Deposits From Customers [Line Items]
Customer deposits	3,864	330	814
Total [Member]
Deposits From Customers [Line Items]
Customer deposits	376,379	401,465	403,362
Total [Member] | Of Which: Domestic currency deposits from customers [Member]
Deposits From Customers [Line Items]
Customer deposits	184,150	189,438	203,053
Total [Member] | Of Which: Foreign currency deposits from customers [Member]
Deposits From Customers [Line Items]
Customer deposits	€ 192,229	€ 212,027	€ 200,309